                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07359

                      HYPERION BROOKFIELD INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                 Three World Financial Center, 200 Vesey Street,
                       10th Floor, New York, NY 10281-1010
               (Address of principal executive offices) (Zip code)

                Thomas F. Doodian, Three World Financial Center,
                    200 Vesey Street, New York, NY 10281-1010
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-549-8400

                     Date of fiscal year end: July 31, 2007

                    Date of reporting period: April 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

HYPERION BROOKFIELD INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
April 30, 2007

                                                                                        PRINCIPAL
                                                                  INTEREST                AMOUNT
                                                                    RATE     MATURITY     (000S)        VALUE
                                                                 ---------   --------   ---------   ------------
ASSET-BACKED SECURITIES - 5.7%
   First Franklin Mortgage Loan Trust
      Series 2004-FFH2, Class B1* (b)                                 8.85%+ 06/25/34   $   1,639   $    819,362
   Green Tree Financial Corp.
      Series 1998-04, Class M1                                        6.83   03/01/28       2,000        800,000
      Series 1998-3, Class M1                                         6.86   03/01/30       2,000        900,000
      Series 1997-7, Class B1                                         6.99   07/15/29       1,539        199,602
      Series 1997-3, Class M1                                         7.53   03/15/28       2,500      1,800,000
      Series 1996-9, Class M1                                         7.63   08/15/27       2,300      2,001,000
                                                                                                    ------------
                                                                                                       5,700,602
                                                                                                    ------------
   Long Beach Mortgage Loan Trust
      Series 2002-5, Class M4B                                        6.00   11/25/32       1,355        474,098
   Mid-State Trust
      Series 2004-1, Class B                                          8.90   08/15/37       2,581      2,687,631
   Sail Net Interest Margin Notes
      Series 2004-BNC2, Class B*                                      7.00   12/27/34         639         67,232
      Series 2003-5, Class A*                                         7.35   06/27/33          32          2,016
      Series 2003-3, Class A*                                         7.75   04/27/33          78         22,579
                                                                                                    ------------
                                                                                                          91,827
                                                                                                    ------------
   Structured Asset Investment Loan Trust
      Series 2004-4, Class B* (c)                                5.00/5.50   04/25/34       2,858      2,454,013
      Series 2004-11, Class B* (c)                               5.00/5.50   01/25/35       3,999      3,435,505
      Series 2003-BC13, Class B* (a) (c)                         6.00/6.50   11/25/33         325        100,620
      Series 2004-3, Class B* (c)                                6.00/6.50   04/25/34         992         86,341
                                                                                                    ------------
                                                                                                       6,076,479
                                                                                                    ------------
   Wells Fargo Alternative Loan Trust
      Series 2005-1, Class B5                                         5.50   02/25/35         314        162,812
      Series 2005-1, Class B6                                         5.50   02/25/35         402         88,533
                                                                                                    ------------
                                                                                                         251,345
                                                                                                    ------------
TOTAL ASSET-BACKED SECURITIES
         (Cost - $21,439,167)                                                                         16,101,344
                                                                                                    ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 79.1%
OTHER COMMERCIAL MORTGAGE BACKED SECURITIES - 79.1%
   AAC Group Holding Corp.                                           14.29   07/09/08       5,430      5,427,828
   Banc America Commercial Mortgage, Inc.
      Series 2004-6, Class A5                                         4.81   12/10/42       4,000@     3,885,356
      Series 2004-6, Class F*                                         5.35   12/10/42       2,500      2,448,285
      Series 2006-2, Class J                                          5.48   05/10/45         882        738,065
      Series 2006-2, Class K                                          5.48   05/10/45       1,386      1,115,005
      Series 2006-2, Class L                                          5.48   05/10/45       1,591      1,122,662
      Series 2006-2, Class M                                          5.48   05/10/45       1,040        690,767
      Series 2006-2, Class N                                          5.48   05/10/45       2,080      1,293,521
      Series 2006-2, Class O                                          5.48   05/10/45       2,035      1,167,349
      Series 2006-2, Class P                                          5.48   05/10/45      11,190      4,040,762
      Series 2002-PB2, Class K*                                       6.29   06/11/35       2,000      2,027,320
                                                                                                    ------------
                                                                                                      18,529,092
                                                                                                    ------------
   Bear Stearns Commercial Mortgage Securities
      Series 2005-PWR9, Class L*                                      4.66   09/19/42       5,000      3,328,755
      Series 2004-ESA, Class A3*                                      4.74   05/14/16       3,500      3,472,606
      Series 2004-T16, Class A6                                       4.75   02/13/46       5,300@     5,132,282
      Series 2005-T18, Class A4                                       4.93   02/13/42      11,000     10,737,452
      Series 2006-PWR13, Class J*                                     5.26   09/11/41       2,545      2,237,396
      Series 2006-PWR13, Class N*                                     5.26   09/11/41       1,297        724,776
      Series 2006-PWR13, Class K                                      5.26   09/11/41         399        338,723
      Series 2006-PWR13, Class L                                      5.26   09/11/41       2,663      1,789,712
      Series 2006-PWR13, Class M*                                     5.26   09/11/41       2,175      1,316,250

HYPERION BROOKFIELD INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
April 30, 2007

                                                                                        PRINCIPAL
                                                                  INTEREST                AMOUNT
                                                                    RATE     MATURITY     (000S)        VALUE
                                                                 ---------   --------   ---------   ------------
COMMERCIAL MORTGAGE BACKED SECURITIES (CONTINUED)
      Series 2006-PWR13, Class O                                      5.26%  09/11/41   $   2,172   $  1,125,911
      Series 2006-PWR13, Class P*                                     5.26   09/11/41      10,858      3,503,409
      Series 2004-PWR5, Class F*                                      5.48+  07/11/42       3,500      3,426,773
      Series 2005-PWR10, Class K*                                     5.63   12/11/40       6,113      5,462,461
      Series 2004-PWR6, Class F*                                      5.63+  11/11/41       2,250      2,193,707
      Series 1999-C1, Class J*                                        5.64   02/14/31       2,390        186,900
      Series 1999-C1, Class K* (d)                                    5.64   02/14/31       1,502          3,455
      Series 2004-PWR6, Class G*                                      5.66+  11/11/41       1,000        953,063
      Series 2006-PWR13, Class H*                                     6.03   09/11/41       1,715      1,638,948
                                                                                                    ------------
                                                                                                      47,572,579
                                                                                                    ------------
   Cascades Mezzanine Loan(e)                                         9.84+  06/03/08       5,500      5,496,150
   CD 2006 CD2
      Series 2006-CD2, Class K*                                       5.09   01/11/46       1,632      1,327,565
      Series 2006-CD2, Class L*                                       5.09   01/15/46       1,166        902,472
      Series 2006-CD6, Class M*                                       5.09   01/15/46       1,980      1,386,493
      Series 2006-CD2, Class J*                                       5.65   01/11/46       3,300      2,927,786
                                                                                                    ------------
                                                                                                       6,544,316
                                                                                                    ------------
   Citigroup/Deutsche Bank Commercial Mortgage Trust
      Series 2005-CD1, Class G*                                       5.40   07/15/44       5,000      4,793,090
   Credit Suisse First Boston Mortgage Securities Corp.
      Series 2003-C3, Class J*                                        4.23   05/15/38       1,200      1,107,062
      Series 2004-C3, Class J*                                        4.78   07/15/36         275        245,262
      Series 2007-C2, Class K*                                        5.15   09/15/39       7,965      6,883,672
      Series 2005-C6, Class J*                                        5.23   12/15/40       5,000      4,515,195
      Series 2006-C1, Class L*                                        5.24   02/15/39       1,717      1,462,613
      Series 2006-C1, Class M*                                        5.24   02/15/39       1,200      1,002,752
      Series 2006-C1, Class N*                                        5.24   02/15/39       1,288        947,111
      Series 2006-C1, Class O*                                        5.24   02/15/39         429        293,119
      Series 2006-C1, Class P*                                        5.24   02/15/39         430        277,673
      Series 2006-C1, Class Q*                                        5.24   02/15/39         858        517,742
      Series 2006-C1, Class S*                                        5.24   02/15/39       3,861      1,254,721
      Series 2006-C1, Class K*                                        5.74   02/15/39       2,900      2,593,467
                                                                                                    ------------
                                                                                                      21,100,389
                                                                                                    ------------
   Credit Suisse Mortgage Capital Certificates
      Series 2006-C4, Class L*                                        5.15   09/15/39         623        524,485
      Series 2006-C4, Class M*                                        5.15   09/15/39       1,004        813,284
      Series 2006-C4, Class N*                                        5.15   09/15/39       1,619      1,150,748
      Series 2006-C4, Class O*                                        5.15   09/15/39       1,597      1,018,309
      Series 2006-C4, Class P*                                        5.15   09/15/39       2,405      1,417,120
      Series 2006-C4, Class Q*                                        5.15   09/15/39       3,193      1,583,837
      Series 2006-C4, Class S*                                        5.15   09/15/39      15,963      5,232,671
                                                                                                    ------------
                                                                                                      11,740,454
                                                                                                    ------------
   Greenwich Capital Commercial Funding Corp.
      Series 2005-GG5, Class A5                                       5.22   04/10/37      11,500     11,418,753
   JP Morgan Commercial Mortgage Finance Corp.
      Series 2003-C1, Class X1*                                       0.53   01/12/37      55,756      2,066,700
      Series 2003-C1, Class K*                                        5.08   01/12/37       1,625      1,513,618
      Series 2003-C1, Class L*                                        5.08   01/12/37       1,200        968,158
      Series 2004-C2, Class A3                                        5.38   05/15/41       5,000      4,998,770
      Series 2005-LDP5, Class J*                                      5.50   12/15/44       4,500      4,251,852
      Series 2004-PNC1, Class A4                                      5.54   06/12/41       5,000      5,047,165
      Series 1999-C7, Class F*                                        6.00   10/15/35       6,000      6,058,740
                                                                                                    ------------
                                                                                                      24,905,003
                                                                                                    ------------
   LB-UBS Commercial Mortgage Trust
      Series 2005-C1, Class G*                                        5.32   02/15/40       4,286      4,147,914
      Series 2002-C2, Class V**                                       5.68   07/15/32           0              0
      Series 2002-C2, Class M*                                        5.68   07/15/35         900        865,251

HYPERION BROOKFIELD INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
April 30, 2007

                                                                                        PRINCIPAL
                                                                  INTEREST                AMOUNT
                                                                    RATE     MATURITY     (000S)        VALUE
                                                                 ---------   --------   ---------   ------------
COMMERCIAL MORTGAGE BACKED SECURITIES (CONTINUED)
      Series 2002-C2, Class N*                                        5.68%  07/15/35   $   1,450   $  1,343,251
      Series 2001-C7, Class J*                                        5.87   11/15/33       3,662      3,617,580
      Series 2001-C7, Class L*                                        5.87   11/15/33       3,299      3,132,780
                                                                                                    ------------
                                                                                                      13,106,776
                                                                                                    ------------
   LNR CDO Ltd.
      Series 2007-1A, Class F*                                        6.78+  12/26/49       3,750      3,481,583
   Merrill Lynch Mortgage Trust
      Series 2002-MW1, Class J*                                       5.70   07/12/34       2,295      2,227,411
   Morgan Stanley Cap I, Inc.
      Series 2005-HQ6, Class A4A                                      4.99   08/13/42      12,000     11,733,864
      Series 2006-IQ11, Class J*                                      5.53   10/15/42         811        663,017
      Series 2006-IQ11, Class K*                                      5.53   10/15/42         586        458,390
      Series 2006-IQ11, Class L*                                      5.53   10/15/42         660        433,252
      Series 2005-HQ6, Class J*                                       5.60   08/13/42       5,000      4,787,765
      Series 1998-WF1, Class F*                                       7.30   03/15/30       5,000      5,043,550
                                                                                                    ------------
                                                                                                      23,119,838
                                                                                                    ------------
   Wachovia Bank Commercial Mortgage Trust
      Series 2005-C18, Class J*                                       4.70   04/15/42       1,248      1,037,860
      Series 2005-C18, Class K*                                       4.70   04/15/42       1,665      1,353,674
      Series 2005-C18, Class L*                                       4.70   04/15/42         797        587,332
      Series 2005-C18, Class M*                                       4.70   04/15/42         532        367,085
      Series 2005-C18, Class N*                                       4.70   04/15/42         648        421,125
      Series 2002-C2, Class L*                                        4.94   11/15/34       1,833      1,720,714
      Series 2002-C2, Class M*                                        4.94   11/15/34       1,072        982,667
      Series 2002-C2, Class N*                                        4.94   11/15/34         938        839,163
      Series 2002-C2, Class O*                                        4.94   11/15/34         755        623,356
      Series 2002-C2, Class P*                                        4.94   11/15/34      10,044      3,446,095
      Series 2003-C3, Class J*                                        4.98   02/15/35       2,045      1,886,261
      Series 2006-C29, Class K*                                       5.07   11/15/48       1,399      1,154,835
      Series 2006-C29, Class L*                                       5.07   11/15/48         932        747,786
      Series 2006-C29, Class M*                                       5.07   11/15/48         887        640,907
      Series 2006-C29, Class N*                                       5.07   11/15/48       1,145        747,218
      Series 2006-C29, Class O*                                       5.07   11/15/48       2,464      1,504,886
      Series 2006-C29, Class P*                                       5.07   11/15/48       2,507      1,434,856
      Series 2006-C29, Class Q*                                       5.07   11/15/48      11,284      4,187,109
                                                                                                    ------------
                                                                                                      23,682,929
                                                                                                    ------------
   Wachovia Capital Center B Note                                     8.85   03/11/17       2,350      2,412,980
                                                                                                    ------------
TOTAL OTHER COMMERCIAL MORTGAGE BACKED SECURITIES
         (Cost - $226,859,686)                                                                       225,559,171
                                                                                                    ------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
         (Cost - $226,859,686)                                                                       225,559,171
                                                                                                    ------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 15.4%
SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS - 15.4%
   Citicorp Mortgage Securities, Inc.
      Series 2003-4, Class B4                                         5.00   03/25/18         270        252,144
      Series 2003-4, Class B5                                         5.00   03/25/18         135        109,948
      Series 2003-4, Class B6                                         5.00   03/25/18         270        153,953
      Series 2003-5, Class B4                                         5.35   04/25/33         493        447,695
      Series 2003-5, Class B5                                         5.35   04/25/33         329        268,317
      Series 2003-5, Class B6                                         5.35   04/25/33         494        247,165
      Series 2002-11, Class B4*                                       5.84   11/25/32         942        945,089
      Series 2002-11, Class B5                                        5.84   11/25/32         471        463,368
      Series 2002-11, Class B6*                                       5.84   11/25/32         707        530,514
                                                                                                    ------------
                                                                                                       3,418,193
                                                                                                    ------------
   Commercial
      Series 2006-C8, Class L*                                        5.06   12/10/46       2,207      1,703,621
      Series 2006-C8, Class M*                                        5.06   12/10/46       2,207      1,644,954

HYPERION BROOKFIELD INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
April 30, 2007

                                                                                        PRINCIPAL
                                                                  INTEREST                AMOUNT
                                                                    RATE     MATURITY     (000S)        VALUE
                                                                 ---------   --------   ---------   ------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (CONTINUED)
      Series 2006-C8, Class N*                                        5.06%  12/10/46   $     551   $    389,889
                                                                                                    ------------
                                                                                                       3,738,464
                                                                                                    ------------
   First Horizon Mortgage Trust
      Series 2005-FA9, Class B4                                       5.50   12/25/35       1,059        676,706
      Series 2005-FA9, Class B5                                       5.50   12/25/35       1,594        693,973
      Series 2005-FA9, Class B6                                       5.50   12/25/35       1,139        227,854
                                                                                                    ------------
                                                                                                       1,598,533
                                                                                                    ------------
   G3 Mortgage Reinsurance Ltd.
      Series 1, Class EH*                                            25.32+  05/25/08       2,304      2,453,308
   Harborview Mortgage Loan Trust
      Series 2005-14, Class B4*                                       5.55   12/19/35       3,356      2,752,819
      Series 2005-1, Class B4* (b)                                    7.07+  03/19/35       1,094        975,872
      Series 2005-1, Class B5* (b)                                    7.07+  03/19/35       1,596      1,294,035
      Series 2005-1, Class B6* (b)                                    7.07+  03/19/35       1,964        451,609
                                                                                                    ------------
                                                                                                       5,474,335
                                                                                                    ------------
   Residential Funding Mortgage Sec I
      Series 2003-S6, Class B1                                        5.00   04/25/18         162        144,072
      Series 2003-S6, Class B2                                        5.00   04/25/18          81         65,586
      Series 2003-S6, Class B3                                        5.00   04/25/18         163         45,508
      Series 2005-S9, Class B1*                                       5.75   12/25/35         904        733,038
      Series 2005-S9, Class B2*                                       5.75   12/25/35         542        331,631
      Series 2005-S9, Class B3*                                       5.75   12/25/35         904        253,135
                                                                                                    ------------
                                                                                                       1,572,970
                                                                                                    ------------
   Resix Financial Ltd.
      Series 2004-C, Class B7*                                        8.82+  09/10/36       1,925      1,954,051
      Series 2004-A, Class B8*                                       10.32+  02/10/36         834        856,590
      Series 2003-D, Class B7*                                       11.07+  12/10/35       2,812      2,923,965
      Series 2005-A, Class B9*                                       11.07+  03/10/37       1,333      1,332,587
      Series 2003-CB1, Class B8*                                     12.07+  06/10/35       1,089      1,129,421
      Series 2005-D, Class B9*                                       13.32+  12/15/37       2,922      3,016,506
      Series 2005-A, Class B10*                                      13.82+  03/10/37       1,039      1,055,009
      Series 2005-D, Class B10*                                      14.82+  12/15/37       1,461      1,486,342
      Series 2005-D, Class B11*                                      16.82+  12/15/37       1,948      2,040,220
      Series 2004-A, Class B11*                                      19.82+  02/10/36         953      1,019,452
                                                                                                    ------------
                                                                                                      16,814,143
                                                                                                    ------------
   Washington Mutual
      Series 2003-S3, Class CB5                                       5.41   06/25/33       1,098        880,143
      Series 2003-S3, Class CB6                                       5.41   06/25/33       1,098        527,002
      Series 2005-AR2, Class B11(b)                                   6.52+  01/25/45       4,457      3,530,182
      Series 2005-AR2, Class B12(b)                                   6.52+  01/25/45       3,741        748,209
                                                                                                    ------------
                                                                                                       5,685,536
                                                                                                    ------------
   Wells Fargo Mortgage Backed Securities Trust
      Series 2005-AR4, Class B6                                       4.56+  04/25/35       1,186        272,889
      Series 2006-14, Class B4*                                       6.00   11/25/36       1,245      1,034,065
      Series 2006-15, Class B5*                                       6.00   11/25/36       1,868      1,281,243
      Series 2006-15, Class B6*                                       6.00   11/25/36       1,988        596,509
                                                                                                    ------------
                                                                                                       3,184,706
                                                                                                    ------------
TOTAL SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS
         (Cost - $44,571,327)                                                                         43,940,188
                                                                                                    ------------
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
         (Cost - $44,571,327)                                                                         43,940,188
                                                                                                    ------------

HYPERION BROOKFIELD INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
April 30, 2007

                                                                                          SHARES        VALUE
                                                                                        ---------   ------------
PREFERRED STOCKS  - 4.8%
   Brandywine Realty Trust Series C, 7.50% (REIT)                                          34,931   $    890,042
   CBL & Associates Properties, Inc. 7.75% (REIT)                                          51,628      1,319,095
   CBL & Associates Properties, Inc. Series D, 7.38% (REIT)                                61,180      1,555,807
   Cousins Properties, Inc. Series B, 7.50% (REIT)                                         43,759      1,118,480
   Health Care, Inc. Series F, 7.63% (REIT)                                                59,703      1,523,024
   Host Marriott Corp. Class E, 8.88% (REIT)                                               50,000      1,357,000
   Istar Financial, Inc. Series E, 7.88% (REIT)                                           100,000      2,536,000
   Istar Financial, Inc. Series F, 7.80% (REIT)                                            20,000        506,800
   Strategic Hotel Capital, Inc. Series A, 8.50% (REIT)*                                   37,154        946,268
   Taubman Centers, Inc. Series G, 8.00% (REIT)                                            53,666      1,380,290
   Urstadt Biddle Properties, Inc. Series D, 7.50% (REIT)                                  23,118        580,955
                                                                                                    ------------
TOTAL PREFERRED STOCKS
         (Cost - $13,572,560)                                                                         13,713,761
                                                                                                    ------------

                                                                                        PRINCIPAL
                                                                  INTEREST                AMOUNT
                                                                    RATE     MATURITY     (000S)        VALUE
                                                                 ---------   --------   ---------   ------------
SHORT TERM INVESTMENT - 0.1%
   United States Treasury Bill#
      (cost $248,500)                                                 4.92%  06/14/07         250        248,563
                                                                                                    ------------
TOTAL INVESTMENTS - 105.1%
         (Cost - $306,691,240)                                                                       299,563,027
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.1)%                                                       (14,482,099)
                                                                                                    ------------
NET ASSETS - 100.0%                                                                                 $285,080,928
                                                                                                    ============

@    -- PORTION OR ENTIRE PRINCIPAL AMOUNT DELIVERED AS COLLATERAL FOR REVERSE
        REPURCHASE AGREEMENTS.

* -- SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY ONLY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

**   -- ACQUIRED IN CONNECTION WITH PURCHASE OF LB-UBS COMMERCIAL MORTGAGE TRUST
        SERIES 2002-C2 CLASSES Q, S, T, AND U.

+    -- VARIABLE RATE SECURITY - INTEREST RATE IS IN EFFECT AS OF APRIL 30,
        2007.

#    -- PORTION OR ENTIRE PRINCIPAL AMOUNT DELIVERED AS COLLATERAL FOR OPEN
        FUTURES CONTRACTS.

(A) -- INTEREST RATE AND PRINCIPAL AMOUNTS ARE BASED ON THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGE POOLS.

(B) -- SECURITY IS A "STEP UP" BOND WHERE COUPON INCREASES OR STEPS UP AT A PREDETERMINED DATE. AT THAT DATE THE COUPON INCREASES TO LIBOR PLUS A PREDETERMINED MARGIN.

(C) -- SECURITY IS A "STEP UP" BOND WHERE COUPON INCREASES OR STEPS UP AT A PREDETERMINED DATE. RATES SHOWN ARE CURRENT COUPON AND NEXT COUPON RATE WHEN SECURITY STEPS UP.

(D)  -- BOND IS IN DEFAULT.

(E)  -- INVESTMENTS IN LOANS RECEIVABLE.

CDO  -- COLLATERALIZED DEBT OBLIGATION

REIT --  REAL ESTATE INVESTMENT TRUST

##   -- AT APRIL 30, 2007, THE AGGREGATE COST OF INVESTMENTS FOR INCOME TAX
        PURPOSES WAS $306,691,240. NET UNREALIZED DEPRECIATION AGGREGATED $7,128,213 OF WHICH $5,348,865 RELATED TO APPRECIATED INVESTMENT SECURITIES AND $12,477,078 RELATED TO DEPRECIATED INVESTMENT SECURITIES.

HYPERION BROOKFIELD INCOME FUND, INC.
APRIL 30, 2007

Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund's Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

Valuation of and Basis of Accounting for Loans Receivable: Loans receivable are carried at fair value, which is considered equal to the present value of the expected future cash flows discounted at the loan's effective interest rate, or collateral value, if the loan is collateral dependent. Interest income on the loans receivable is accrued based upon the principal amount outstanding.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Reverse Repurchase agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the Investment Company Act of 1940 Act, as amended, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At April 30, 2007, the Fund had the following reverse repurchase agreements outstanding:

                                                                              MATURITY
FACE VALUE                            DESCRIPTION                              AMOUNT
----------   -------------------------------------------------------------   ----------
$3,674,000   Bank of America, 5.37%, dated 04/26/07, maturity date 5/24/07   $3,689,345
 4,835,000   Bear Stearns, 5.37%, dated 04/23/07, maturity date 5/24/07       4,857,358
----------                                                                   ----------
$8,509,000
==========
             Maturity Amount, Including Interest Payable                     $8,546,703
                                                                             ----------
             Market Value of Assets Sold Under Agreements                    $9,017,638
                                                                             ----------
             Weighted Average Interest Rate                                        5.37%
                                                                             ----------

HYPERION BROOKFIELD INCOME FUND, INC.
APRIL 30, 2007

The average daily balance of reverse repurchase agreements outstanding during the period ended April 30, 2007, was approximately $13,439,622 at a weighted average interest rate of 6.10%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $16,176,669 as of February 12, 2007, which was 5.39% of total assets.

Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate ("LIBOR"). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

At April 30, 2007, the following swap agreements were outstanding:

                                                                                   Net Unrealized
  Notional    Expiration                                                            Appreciation/
   Amount        Date                           Description                         Depreciation
  --------    ----------                        -----------                        --------------
$ 7,000,000   03/15/49     Agreement with Bear Stearns, dated 03/30/07 to pay       $  (523,741)
                           monthly the notional amount multiplied by 0.87% and
                           to receive monthly the notional amount multiplied by
                           1 month CMBX-NA-BBB-2.

  7,000,000   03/15/49     Agreement with Bear Stearns, dated 03/29/07 to pay          (523,741)
                           monthly the notional amount multiplied by 0.87% and
                           to receive monthly the notional amount multiplied by
                           1 month CMBX-NA-BBB-2.

  5,000,000   09/11/42     Agreement with Bear Stearns, dated 11/09/05 to               182,447
                           receive monthly the notional amount multiplied by
                           2.10% and to pay only in the event of a write down,
                           failure to pay a principal payment or an interest
                           shortfall on BSCMS 2005-PWR9K.

  6,000,000   04/15/42     Agreement with Morgan Stanley Dean Witter, dated             (65,898)
                           11/09/05 to receive monthly the notional amount
                           multiplied by 2.15% and to pay in the event of a
                           write down, failure to pay a principal payment or an
                           interest shortfall on WBCMT 2005-C18J.

 10,000,000   03/15/49     Agreement with Royal Bank of Scotland, dated 02/28/07       (755,695)
                           to pay monthly the notional amount multiplied by
                           0.87% and to receive monthly the notional amount
                           multiplied by 1 month CMBX-NA-BBB-2.

                                                                                   --------------
                                                                                    $(1,686,628)
                                                                                   ==============

HYPERION BROOKFIELD INCOME FUND, INC.
APRIL 30, 2007

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

As of April 30, 2007, the fund had the following short futures contracts outstanding:

SHORT:

  NOTIONAL                                                    COST AT        VALUE AT       UNREALIZED
   AMOUNT     TYPE                        EXPIRATION DATE    TRADE DATE   APRIL 30, 2007   DEPRECIATION
   ------     ----                        ---------------   -----------   --------------   ------------
$28,600,000   10 Yr. U.S. Treasury Note   June 2007         $30,962,254     $30,981,844      $(19,590)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION BROOKFIELD INCOME FUND, INC.

By: /s/ John H. Dolan
    ---------------------------------
    John H. Dolan
    Principal Executive Officer

Date: June 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John H. Dolan
    ---------------------------------
    John H. Dolan
    Principal Executive Officer

Date: June 18, 2007

By: /s/ Thomas F. Doodian
    ---------------------------------
    Thomas F. Doodian
    Treasurer and Principal Financial
    Officer

Date: June 18, 2007